Cost of Sales - Summary of Cost of Sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Cost of Materials	€ 427,800	€ 381,141	€ 325,995
Direct industrial labor	153,174	150,036	130,637
Indirect industrial labor	82,501	72,229	61,194
Industrial depreciation and amortization	65,176	64,700	53,550
Impairment of PPE	2,616
Other costs of sales	70,450	77,355	92,503
Total Cost of sales	€ 801,717	€ 745,461	€ 663,879